First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobile Components — 4.1%
28,013	Aptiv PLC (a)	$1,688,063
25,726	BorgWarner, Inc.	1,465,610
166,656	Gentex Corp.	3,851,420
30,075	Lear Corp.	3,823,435
		10,828,528
	Automobiles — 4.1%
37,474	General Motors Co.	2,881,376
180,091	Harley-Davidson, Inc.	4,302,374
45,581	Thor Industries, Inc.	3,602,722
		10,786,472
	Broadline Retail — 4.0%
6,702	Amazon.com, Inc. (a)	1,776,432
4,880	Dillard’s, Inc., Class A	2,777,793
7,668	eBay, Inc.	793,485
201,296	Macy’s, Inc.	3,935,337
15,166	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,312,011
		10,595,058
	Commercial Services & Supplies — 0.8%
65,809	Copart, Inc. (a)	2,178,936
	Consumer Staples Distribution & Retail — 5.6%
22,200	BJ’s Wholesale Club Holdings, Inc. (a)	2,084,358
2,801	Costco Wholesale Corp.	2,841,698
18,402	Dollar General Corp.	2,132,424
19,951	Dollar Tree, Inc. (a)	1,937,442
23,034	Target Corp.	2,988,661
22,463	Walmart, Inc.	2,963,544
		14,948,127
	Distributors — 2.0%
123,985	LKQ Corp.	3,915,446
6,900	Pool Corp.	1,471,908
		5,387,354
	Diversified Consumer Services — 2.2%
16,997	Bright Horizons Family Solutions, Inc. (a)	1,378,627
12,850	Grand Canyon Education, Inc. (a)	2,172,549
68,836	H&R Block, Inc.	2,184,166
		5,735,342
	Entertainment — 2.8%
14,326	Live Nation Entertainment, Inc. (a)	2,262,648
7,259	Netflix, Inc. (a)	679,515
Shares	Description	Value

	Entertainment (Continued)
3,461	TKO Group Holdings, Inc.	$644,057
37,782	Walt Disney (The) Co.	3,919,883
		7,506,103
	Ground Transportation — 3.9%
14,980	Avis Budget Group, Inc. (a) (b)	2,706,436
273,793	Lyft, Inc., Class A (a)	3,874,171
9,703	Uber Technologies, Inc. (a)	723,941
62,498	U-Haul Holding Co.	2,980,530
		10,285,078
	Hotels, Restaurants & Leisure — 18.5%
5,527	Airbnb, Inc., Class A (a)	775,770
17,216	Aramark	786,599
4,146	Booking Holdings, Inc.	698,021
44,310	Boyd Gaming Corp.	3,852,754
82,666	Caesars Entertainment, Inc. (a)	2,298,115
107,874	Carnival Corp.	2,859,740
27,007	Cava Group, Inc. (a)	2,522,724
13,487	Choice Hotels International, Inc. (b)	1,336,292
15,539	Churchill Downs, Inc.	1,569,284
11,145	Darden Restaurants, Inc.	2,235,241
1,945	Domino’s Pizza, Inc.	660,172
13,777	Dutch Bros, Inc., Class A (a)	792,315
9,463	Expedia Group, Inc.	2,350,325
6,846	Flutter Entertainment PLC (a)	738,889
7,185	Hilton Worldwide Holdings, Inc.	2,328,443
25,908	Las Vegas Sands Corp.	1,414,836
6,680	Marriott International, Inc., Class A	2,416,089
2,246	McDonald’s Corp.	659,403
18,858	MGM Resorts International (a)	734,331
74,647	Norwegian Cruise Line Holdings Ltd. (a)	1,357,082
37,778	Restaurant Brands International, Inc.	3,047,929
5,073	Royal Caribbean Cruises Ltd.	1,338,054
15,580	Starbucks Corp.	1,641,041
8,453	Texas Roadhouse, Inc.	1,360,848
40,350	Travel + Leisure Co.	2,609,031
5,439	Vail Resorts, Inc. (b)	691,732
37,993	Viking Holdings Ltd. (a)	3,112,007
100,424	Wendy’s (The) Co. (b)	698,951
8,592	Wyndham Hotels & Resorts, Inc.	699,217
8,978	Yum! Brands, Inc.	1,433,338
		49,018,573
	Household Durables — 10.0%
26,538	D.R. Horton, Inc.	4,083,137
6,017	Garmin Ltd.	1,511,109
41,932	Lennar Corp., Class A	3,786,459

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
424	NVR, Inc. (a)	$2,677,929
30,963	PulteGroup, Inc.	3,788,633
20,631	SharkNinja, Inc. (a)	2,383,499
18,884	Somnigroup International, Inc.	1,432,540
26,683	Toll Brothers, Inc.	3,792,722
51,777	Whirlpool Corp. (b)	2,902,619
		26,358,647
	Leisure Products — 2.6%
250,616	Mattel, Inc. (a)	3,779,289
76,299	YETI Holdings, Inc. (a)	3,010,759
		6,790,048
	Media — 5.4%
47,804	Fox Corp., Class A	3,035,076
55,992	News Corp., Class A	1,473,709
7,719	Nexstar Media Group, Inc.	1,606,633
157,775	Sirius XM Holdings, Inc.	4,250,459
98,364	Versant Media Group, Inc.	3,953,249
		14,319,126
	Passenger Airlines — 4.7%
75,905	Alaska Air Group, Inc. (a)	2,968,645
64,985	American Airlines Group, Inc. (a)	760,974
54,775	Delta Air Lines, Inc.	3,724,152
58,155	Southwest Airlines Co.	2,205,238
30,323	United Airlines Holdings, Inc. (a)	2,729,070
		12,388,079
	Personal Care Products — 0.3%
11,515	elf Beauty, Inc. (a)	736,615
	Specialty Retail — 19.5%
11,189	AutoNation, Inc. (a)	2,376,320
206	AutoZone, Inc. (a)	763,030
117,026	Bath & Body Works, Inc.	2,274,985
43,486	Best Buy Co., Inc.	2,630,468
11,191	Burlington Stores, Inc. (a)	3,581,232
67,142	CarMax, Inc. (a)	2,639,352
4,440	Carvana Co. (a)	1,757,352
11,018	Dick’s Sporting Goods, Inc.	2,500,204
3,054	Five Below, Inc. (a)	719,706
43,009	Floor & Decor Holdings, Inc., Class A (a)	2,081,636
60,585	GameStop Corp., Class A (a)	1,511,596
150,474	Gap (The), Inc.	3,700,156
2,122	Home Depot (The), Inc.	697,714
14,582	Lithia Motors, Inc.	4,230,530
2,954	Lowe’s Cos., Inc.	705,386
5,651	Murphy USA, Inc.	3,322,788
Shares	Description	Value

	Specialty Retail (Continued)
7,561	O’Reilly Automotive, Inc. (a)	$751,563
24,354	Penske Automotive Group, Inc.	4,177,198
12,888	Ross Stores, Inc.	2,935,757
13,682	TJX (The) Cos., Inc.	2,144,653
4,180	Ulta Beauty, Inc. (a)	2,246,666
41,446	Valvoline, Inc. (a)	1,377,251
18,560	Wayfair, Inc., Class A (a)	1,186,541
7,656	Williams-Sonoma, Inc.	1,387,344
		51,699,428
	Textiles, Apparel & Luxury Goods — 8.6%
21,201	Amer Sports, Inc. (a)	743,519
77,917	Birkenstock Holding PLC (a) (b)	3,018,505
50,935	Columbia Sportswear Co.	3,102,960
13,946	Deckers Outdoor Corp. (a)	1,425,281
23,785	Lululemon Athletica, Inc. (a)	3,275,195
52,199	PVH Corp.	4,773,077
8,116	Ralph Lauren Corp.	2,910,722
19,784	Tapestry, Inc.	2,869,471
41,079	VF Corp.	777,625
		22,896,355
	Trading Companies & Distributors — 0.8%
16,414	SiteOne Landscape Supply, Inc. (a)	2,068,985
	Total Common Stocks	264,526,854
	(Cost $263,370,735)
MONEY MARKET FUNDS — 0.2%
545,870	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	545,870
	(Cost $545,870)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.9%
$10,487,813	Toronto-Dominion Bank (The), 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $10,488,873. Collateralized by U.S. Treasury Securities, interest rates of 3.50% to 4.88%, due 06/30/28 to 10/31/30. The value of the collateral including accrued interest is $10,697,572. (d)	$10,487,813
	(Cost $10,487,813)

	Total Investments — 104.0%	275,560,537
	(Cost $274,404,418)
	Net Other Assets and Liabilities — (4.0)%	(10,662,547)
	Net Assets — 100.0%	$264,897,990

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $10,219,006 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $10,487,813.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$264,526,854	$264,526,854	$—	$—
Money Market Funds	545,870	545,870	—	—
Repurchase Agreements	10,487,813	—	10,487,813	—
Total Investments	$275,560,537	$265,072,724	$10,487,813	$—

*	See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 19.7%
34,650	Boston Beer (The) Co., Inc., Class A (a)	$8,213,436
226,458	Brown-Forman Corp., Class B	5,835,823
26,244	Coca-Cola (The) Co.	2,066,977
52,046	Coca-Cola Consolidated, Inc.	10,673,073
13,306	Constellation Brands, Inc., Class A	2,083,454
227,404	Keurig Dr Pepper, Inc.	6,685,678
55,088	Monster Beverage Corp. (a)	4,245,632
25,705	PepsiCo, Inc.	4,073,985
211,987	Primo Brands Corp.	4,320,295
		48,198,353
	Consumer Staples Distribution & Retail — 10.5%
351,382	Albertsons Cos., Inc., Class A	5,920,787
13,710	Casey’s General Stores, Inc.	11,271,676
69,899	Performance Food Group Co. (a)	6,330,053
27,981	Sysco Corp.	2,090,461
		25,612,977
	Food Products — 50.5%
54,914	Archer-Daniels-Midland Co.	4,093,290
31,382	Bunge Global S.A.	3,987,711
358,482	Campbell’s (The) Co. (b)	7,452,841
161,346	Darling Ingredients, Inc. (a)	10,363,254
979,558	Flowers Foods, Inc.	8,874,795
135,404	Freshpet, Inc. (a)	9,123,522
214,492	General Mills, Inc.	7,573,713
28,802	Hershey (The) Co.	5,349,683
176,234	Hormel Foods Corp.	3,783,744
88,578	Ingredion, Inc.	9,897,706
188,911	Lamb Weston Holdings, Inc.	8,227,074
118,706	McCormick & Co., Inc.	6,035,013
264,281	Pilgrim’s Pride Corp.	8,747,701
80,754	Post Holdings, Inc. (a)	8,458,981
1,764	Seaboard Corp.	10,029,980
356,784	Smithfield Foods, Inc.	9,376,283
31,151	Tyson Foods, Inc., Class A	1,995,845
		123,371,136
	Health Care Providers & Services — 8.2%
19,060	Cencora, Inc.	5,870,671
55,579	CVS Health Corp.	4,629,175
11,532	McKesson Corp.	9,400,886
		19,900,732
	Household Products — 6.5%
19,259	Clorox (The) Co.	1,857,338
20,689	Kimberly-Clark Corp.	2,036,419
Shares	Description	Value

	Household Products (Continued)
27,636	Procter & Gamble (The) Co.	$4,064,979
376,931	Reynolds Consumer Products, Inc.	7,904,243
		15,862,979
	Personal Care Products — 3.5%
372,128	BellRing Brands, Inc. (a)	6,623,878
115,768	Kenvue, Inc.	2,029,413
		8,653,291
	Tobacco — 0.9%
30,245	Altria Group, Inc.	2,197,299
	Total Common Stocks	243,796,767
	(Cost $239,524,647)
MONEY MARKET FUNDS — 0.1%
349,325	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	349,325
	(Cost $349,325)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$170,913	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $170,930. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $174,331. (d)	170,913
	(Cost $170,913)

	Total Investments — 100.0%	244,317,005
	(Cost $240,044,885)
	Net Other Assets and Liabilities — 0.0%	98,791
	Net Assets — 100.0%	$244,415,796

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $158,690 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $170,913.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$243,796,767	$243,796,767	$—	$—
Money Market Funds	349,325	349,325	—	—
Repurchase Agreements	170,913	—	170,913	—
Total Investments	$244,317,005	$244,146,092	$170,913	$—

*	See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 10.5%
165,080	Baker Hughes Co.	$11,501,124
258,471	Halliburton Co.	10,933,323
1,224,619	NOV, Inc.	25,055,705
588,315	SLB Ltd.	33,463,357
145,783	TechnipFMC PLC	11,016,821
319,659	Weatherford International PLC	35,274,371
		127,244,701
	Oil, Gas & Consumable Fuels — 84.8%
442,010	Antero Midstream Corp.	9,662,339
1,085,540	Antero Resources Corp. (a)	42,618,300
1,356,921	APA Corp.	55,267,392
202,947	Cheniere Energy, Inc.	55,800,278
111,336	Chevron Corp.	21,522,362
212,644	Chord Energy Corp.	30,960,966
229,041	ConocoPhillips	28,808,777
1,144,434	Devon Energy Corp.	58,789,575
152,856	Diamondback Energy, Inc.	31,431,779
74,835	DT Midstream, Inc.	11,074,832
318,667	EOG Resources, Inc.	44,795,020
723,916	EQT Corp.	43,492,873
524,574	Expand Energy Corp.	53,585,234
135,770	Exxon Mobil Corp.	20,953,384
738,425	HF Sinclair Corp.	49,629,544
686,998	Kinder Morgan, Inc.	22,581,624
94,337	Marathon Petroleum Corp.	23,422,934
911,489	Matador Resources Co.	57,824,862
354,390	Occidental Petroleum Corp.	21,468,946
254,841	ONEOK, Inc.	23,562,599
970,140	Ovintiv, Inc.	59,712,117
2,701,117	Permian Resources Corp., Class A	58,398,150
252,882	Phillips 66	45,303,810
1,019,707	Range Resources Corp.	44,357,255
120,582	Targa Resources Corp.	31,360,967
63,707	Texas Pacific Land Corp.	28,264,885
40,788	Valero Energy Corp.	10,302,233
214,474	Viper Energy, Inc., Class A	10,590,726
415,407	Williams (The) Cos., Inc.	31,699,708
		1,027,243,471
	Semiconductors & Semiconductor Equipment — 4.6%
266,539	Enphase Energy, Inc. (a)	8,785,125
233,549	First Solar, Inc. (a)	47,151,208
		55,936,333
	Total Common Stocks	1,210,424,505
	(Cost $1,161,199,433)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
1,019,449	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (b)	$1,019,449
	(Cost $1,019,449)

	Total Investments — 100.0%	1,211,443,954
	(Cost $1,162,218,882)
	Net Other Assets and Liabilities — (0.0)%	(73,453)
	Net Assets — 100.0%	$1,211,370,501

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,210,424,505	$1,210,424,505	$—	$—
Money Market Funds	1,019,449	1,019,449	—	—
Total Investments	$1,211,443,954	$1,211,443,954	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 28.3%
130,766	Bank of America Corp.	$6,990,750
347,284	Bank OZK	16,725,197
49,779	BOK Financial Corp.	6,659,932
84,312	Citigroup, Inc.	10,790,250
106,297	Citizens Financial Group, Inc.	6,914,620
232,402	Columbia Banking System, Inc.	6,879,099
129,568	Commerce Bancshares, Inc.	6,741,423
23,251	Cullen/Frost Bankers, Inc.	3,369,767
59,709	East West Bancorp, Inc.	7,551,397
137,211	Fifth Third Bancorp	6,964,830
5,075	First Citizens BancShares, Inc., Class A	10,067,887
388,072	First Hawaiian, Inc.	10,586,604
420,125	First Horizon Corp.	10,486,320
762,530	FNB Corp.	13,611,161
407,331	Huntington Bancshares, Inc.	6,826,868
10,838	JPMorgan Chase & Co.	3,394,787
317,943	KeyCorp	7,029,720
61,677	M&T Bank Corp.	13,484,443
221,804	NU Holdings Ltd., Class A (a)	3,211,722
111,007	Pinnacle Financial Partners, Inc.	10,983,033
45,955	PNC Financial Services Group (The), Inc.	10,247,965
71,269	Popular, Inc.	10,713,869
189,783	Prosperity Bancshares, Inc.	13,218,386
366,082	Regions Financial Corp.	10,451,641
137,803	SouthState Bank Corp.	13,459,219
277,341	Truist Financial Corp.	14,283,061
183,848	U.S. Bancorp	10,416,828
137,742	Webster Financial Corp.	9,967,011
80,073	Wells Fargo & Co.	6,584,403
179,948	Western Alliance Bancorp	14,672,960
45,883	Wintrust Financial Corp.	6,908,603
221,270	Zions Bancorp N.A.	14,032,943
		304,226,699
	Capital Markets — 18.5%
57,595	Affiliated Managers Group, Inc.	16,971,519
80,605	Bank of New York Mellon (The) Corp.	10,830,894
10,676	Evercore, Inc., Class A	3,430,092
73,446	FactSet Research Systems, Inc.	16,714,841
404,831	Franklin Resources, Inc.	12,132,785
3,763	Goldman Sachs Group (The), Inc.	3,476,146
64,133	Hamilton Lane, Inc., Class A	5,899,595
22,193	Houlihan Lokey, Inc.	3,434,367
142,570	Interactive Brokers Group, Inc., Class A	11,334,315
308,928	Jefferies Financial Group, Inc.	14,896,508
75,030	Lazard, Inc.	3,638,955
Shares	Description	Value

	Capital Markets (Continued)
10,592	LPL Financial Holdings, Inc.	$3,539,105
38,639	MarketAxess Holdings, Inc.	6,073,664
19,369	Morgan Stanley	3,691,538
37,712	Morningstar, Inc.	6,362,391
22,835	Northern Trust Corp.	3,798,374
22,018	Raymond James Financial, Inc.	3,485,890
203,096	SEI Investments Co.	18,416,745
75,554	State Street Corp.	11,547,673
43,123	Stifel Financial Corp.	3,398,524
176,801	T. Rowe Price Group, Inc.	18,189,287
27,087	Tradeweb Markets, Inc., Class A	3,067,603
217,423	Virtu Financial, Inc., Class A	10,797,226
167,401	XP, Inc., Class A	3,207,403
		198,335,440
	Consumer Finance — 4.6%
324,991	Ally Financial, Inc.	14,426,351
15,054	Credit Acceptance Corp. (a) (b)	7,600,915
238,351	OneMain Holdings, Inc.	14,007,888
595,495	SLM Corp.	13,744,025
		49,779,179
	Financial Services — 4.0%
33,256	Berkshire Hathaway, Inc., Class B (a)	15,750,042
607,117	MGIC Investment Corp.	16,076,458
139,961	Voya Financial, Inc.	11,471,203
		43,297,703
	Insurance — 38.8%
29,054	Aflac, Inc.	3,302,568
76,862	Allstate (The) Corp.	16,699,038
49,919	American Financial Group, Inc.	6,652,705
211,782	American International Group, Inc.	15,841,294
166,025	Arch Capital Group Ltd. (a)	15,682,721
43,899	Assurant, Inc.	10,372,017
195,594	Assured Guaranty Ltd.	16,019,149
157,153	Axis Capital Holdings Ltd.	15,779,733
212,916	Brighthouse Financial, Inc. (a)	13,256,150
48,876	Brown & Brown, Inc.	2,939,891
29,337	Chubb Ltd.	9,593,199
101,281	Cincinnati Financial Corp.	16,569,572
277,644	CNA Financial Corp.	13,390,770
48,760	Everest Group Ltd.	17,395,618
68,722	Fidelity National Financial, Inc.	3,594,161
264,340	First American Financial Corp.	18,538,164
91,609	Globe Life, Inc.	14,135,269
91,934	Hanover Insurance Group (The), Inc.	17,255,092
94,283	Hartford Insurance Group (The), Inc.	12,898,857
417,198	Kemper Corp.	14,055,401
359,142	Lincoln National Corp.	13,579,159

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
119,442	Loews Corp.	$13,450,364
6,657	Markel Group, Inc. (a)	11,799,333
45,069	MetLife, Inc.	3,610,027
239,656	Old Republic International Corp.	9,574,257
25,451	Primerica, Inc.	7,158,603
35,370	Principal Financial Group, Inc.	3,569,187
64,312	Progressive (The) Corp.	12,944,719
97,885	Prudential Financial, Inc.	9,603,497
46,834	Reinsurance Group of America, Inc.	9,903,518
53,615	RenaissanceRe Holdings Ltd.	16,458,197
111,760	RLI Corp.	5,785,815
43,711	Travelers (The) Cos., Inc.	13,337,974
87,289	Unum Group	7,016,290
48,092	W.R. Berkley Corp.	3,213,988
7,256	White Mountains Insurance Group Ltd.	16,195,319
21,931	Willis Towers Watson PLC	5,618,722
		416,790,338
	Mortgage REITs — 5.1%
1,588,923	AGNC Investment Corp.	17,509,931
753,515	Annaly Capital Management, Inc.	17,255,494
1,681,104	Rithm Capital Corp.	16,441,197
185,098	Starwood Property Trust, Inc.	3,398,399
		54,605,021
	Professional Services — 0.6%
39,232	Broadridge Financial Solutions, Inc.	6,040,943
	Total Common Stocks	1,073,075,323
	(Cost $1,026,855,723)
MONEY MARKET FUNDS — 0.2%
1,499,914	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	1,499,914
	(Cost $1,499,914)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$416,249	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $416,291. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $424,574. (d)	$416,249
	(Cost $416,249)

	Total Investments — 100.1%	1,074,991,486
	(Cost $1,028,771,886)
	Net Other Assets and Liabilities — (0.1)%	(665,309)
	Net Assets — 100.0%	$1,074,326,177

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $408,977 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $416,249.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,073,075,323	$1,073,075,323	$—	$—
Money Market Funds	1,499,914	1,499,914	—	—
Repurchase Agreements	416,249	—	416,249	—
Total Investments	$1,074,991,486	$1,074,575,237	$416,249	$—

*	See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 23.1%
16,313	AbbVie, Inc.	$3,447,263
10,723	Alnylam Pharmaceuticals, Inc. (a)	3,318,661
43,025	Amgen, Inc.	14,897,406
103,216	Biogen, Inc. (a)	19,536,725
133,988	BioMarin Pharmaceutical, Inc. (a)	7,223,293
441,186	Exelixis, Inc. (a)	19,615,130
81,464	Gilead Sciences, Inc.	10,658,750
117,113	Halozyme Therapeutics, Inc. (a)	7,455,414
201,047	Incyte Corp. (a)	19,153,748
92,576	Insmed, Inc. (a)	12,620,886
201,598	Ionis Pharmaceuticals, Inc. (a)	15,071,466
56,770	Natera, Inc. (a)	11,703,703
57,454	Neurocrine Biosciences, Inc. (a)	7,564,968
24,491	Regeneron Pharmaceuticals, Inc.	17,316,606
521,760	Sarepta Therapeutics, Inc. (a)	10,894,349
25,529	United Therapeutics Corp. (a)	14,585,994
7,945	Vertex Pharmaceuticals, Inc. (a)	3,395,534
109,034	Viking Therapeutics, Inc. (a)	3,399,680
		201,859,576
	Health Care Equipment & Supplies — 22.9%
73,722	Abbott Laboratories	6,693,220
44,152	Align Technology, Inc. (a)	7,771,194
96,279	Becton Dickinson & Co.	14,349,422
56,542	Boston Scientific Corp. (a)	3,257,385
158,790	Cooper (The) Cos., Inc. (a)	9,987,891
56,496	Dexcom, Inc. (a)	3,364,337
44,305	Edwards Lifesciences Corp. (a)	3,699,468
139,849	Envista Holdings Corp. (a)	3,627,683
159,504	GE HealthCare Technologies, Inc.	9,704,223
219,621	Globus Medical, Inc., Class A (a)	19,805,422
6,315	IDEXX Laboratories, Inc. (a)	3,541,452
7,697	Intuitive Surgical, Inc. (a)	3,522,224
85,107	Masimo Corp. (a)	15,185,642
170,089	Medline, Inc., Class A (a)	7,563,858
131,027	Medtronic PLC	10,609,256
46,100	Penumbra, Inc. (a)	15,050,728
50,577	ResMed, Inc.	10,813,868
289,778	Solventum Corp. (a)	19,519,446
51,343	STERIS PLC	11,135,270
10,798	Stryker Corp.	3,402,774
209,273	Zimmer Biomet Holdings, Inc.	17,250,373
		199,855,136
	Health Care Providers & Services — 29.2%
89,549	Cardinal Health, Inc.	17,272,211
Shares	Description	Value

	Health Care Providers & Services (Continued)
40,076	Chemed Corp.	$17,031,498
70,938	Cigna Group (The)	20,613,164
123,121	DaVita, Inc. (a)	19,100,992
64,637	Elevance Health, Inc.	24,330,660
156,498	Encompass Health Corp.	15,649,800
39,985	HCA Healthcare, Inc.	17,371,483
154,050	Henry Schein, Inc. (a)	11,490,590
109,132	Humana, Inc.	25,803,170
42,553	Labcorp Holdings, Inc.	10,927,610
113,564	Molina Healthcare, Inc. (a)	22,101,826
57,932	Quest Diagnostics, Inc.	11,250,394
80,219	Tenet Healthcare Corp. (a)	14,208,389
27,972	UnitedHealth Group, Inc.	10,363,067
105,730	Universal Health Services, Inc., Class B	17,791,187
		255,306,041
	Health Care Technology — 1.7%
1,991,842	Certara, Inc. (a)	12,209,992
20,198	Veeva Systems, Inc., Class A (a)	3,150,282
		15,360,274
	Life Sciences Tools & Services — 11.8%
66,406	Agilent Technologies, Inc.	7,673,213
67,883	Bio-Rad Laboratories, Inc., Class A (a)	19,015,386
18,713	Danaher Corp.	3,348,691
92,110	Illumina, Inc. (a)	11,674,021
44,382	IQVIA Holdings, Inc. (a)	7,028,777
15,763	Medpace Holdings, Inc. (a)	6,599,338
378,072	QIAGEN N.V.	13,073,730
129,591	Revvity, Inc.	11,225,172
247,418	Sotera Health Co. (a)	3,849,824
15,398	Thermo Fisher Scientific, Inc.	7,375,026
25,416	Waters Corp. (a)	7,859,390
14,155	West Pharmaceutical Services, Inc.	4,212,387
		102,934,955
	Pharmaceuticals — 11.3%
187,197	Bristol-Myers Squibb Co.	11,342,266
8,229	Eli Lilly & Co.	7,690,824
30,965	Johnson & Johnson	7,117,305
125,846	Merck & Co., Inc.	13,739,866
2,527,212	Organon & Co.	33,485,559
539,103	Pfizer, Inc.	14,394,050
73,962	Royalty Pharma PLC, Class A	3,704,757
64,030	Zoetis, Inc.	7,361,529
		98,836,156
	Total Common Stocks	874,152,138
	(Cost $821,465,685)

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
401,018	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (b)	$401,018
	(Cost $401,018)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$13	Daiwa Capital Markets America, Inc., 3.64% (b), dated 04/30/26, due 05/01/26, with a maturity value of $13. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $13. (c)	13
	(Cost $13)

	Total Investments — 100.0%	874,553,169
	(Cost $821,866,716)
	Net Other Assets and Liabilities — (0.0)%	(366,353)
	Net Assets — 100.0%	$874,186,816

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2026.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$874,152,138	$874,152,138	$—	$—
Money Market Funds	401,018	401,018	—	—
Repurchase Agreements	13	—	13	—
Total Investments	$874,553,169	$874,553,156	$13	$—

*	See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 10.9%
30,032	Boeing (The) Co. (a)	$6,878,229
36,537	BWX Technologies, Inc.	7,906,241
30,496	FTAI Aviation Ltd.	7,613,936
8,681	General Dynamics Corp.	2,988,868
15,798	General Electric Co.	4,580,314
25,936	Howmet Aerospace, Inc.	6,303,485
7,845	Huntington Ingalls Industries, Inc.	2,857,855
37,225	Karman Holdings, Inc. (a)	2,530,556
167,824	Leonardo DRS, Inc.	6,818,689
12,362	Lockheed Martin Corp.	6,403,145
4,369	Northrop Grumman Corp.	2,531,748
93,074	Rocket Lab Corp. (a)	7,679,536
173,046	StandardAero, Inc. (a)	4,301,924
68,264	Textron, Inc.	6,550,614
		75,945,140
	Air Freight & Logistics — 2.8%
20,804	Expeditors International of Washington, Inc.	3,076,704
16,781	FedEx Corp.	6,767,945
57,471	GXO Logistics, Inc. (a)	3,283,318
60,756	United Parcel Service, Inc., Class B	6,610,253
		19,738,220
	Building Products — 10.5%
90,646	A.O. Smith Corp.	5,605,549
54,174	AAON, Inc.	5,054,976
32,690	Advanced Drainage Systems, Inc.	4,878,983
30,765	Allegion PLC	4,229,572
27,121	Armstrong World Industries, Inc.	4,621,147
72,600	Builders FirstSource, Inc. (a)	5,741,934
13,399	Carlisle Cos., Inc.	4,760,129
26,460	Carrier Global Corp.	1,777,318
191,724	Fortune Brands Innovations, Inc.	7,772,491
446,725	Hayward Holdings, Inc. (a)	6,705,342
49,360	Masco Corp.	3,545,035
34,828	Simpson Manufacturing Co., Inc.	6,642,744
10,757	Trane Technologies PLC	5,298,253
164,119	Trex Co., Inc. (a)	6,433,465
		73,066,938
	Chemicals — 2.4%
215,783	Axalta Coating Systems Ltd. (a)	6,136,869
55,924	PPG Industries, Inc.	6,067,754
45,099	RPM International, Inc.	4,595,137
		16,799,760
Shares	Description	Value

	Commercial Services & Supplies — 1.3%
27,263	MSA Safety, Inc.	$4,536,291
98,932	Tetra Tech, Inc.	3,197,482
16,850	Veralto Corp.	1,486,170
		9,219,943
	Construction & Engineering — 6.2%
17,566	AECOM	1,477,301
5,412	Comfort Systems USA, Inc.	9,959,433
10,119	EMCOR Group, Inc.	9,022,809
12,621	Everus Construction Group, Inc. (a)	1,860,714
23,195	MasTec, Inc. (a)	9,139,990
13,608	Quanta Services, Inc.	9,903,494
85,824	WillScot Holdings Corp.	1,943,055
		43,306,796
	Construction Materials — 2.9%
56,860	CRH PLC	6,733,361
39,392	Eagle Materials, Inc.	8,276,653
78,665	James Hardie Industries PLC (a)	1,651,179
2,531	Martin Marietta Materials, Inc.	1,566,866
5,473	Vulcan Materials Co.	1,651,423
		19,879,482
	Consumer Finance — 1.4%
4,926	American Express Co.	1,591,344
109,716	Synchrony Financial	8,360,359
		9,951,703
	Containers & Packaging — 8.2%
150,369	Amcor PLC	5,720,037
47,431	AptarGroup, Inc.	5,866,266
101,120	Ball Corp.	6,176,410
59,623	Crown Holdings, Inc.	5,861,537
751,659	Graphic Packaging Holding Co.	7,163,310
21,062	Packaging Corp. of America	4,495,684
192,564	Silgan Holdings, Inc.	7,808,470
187,490	Smurfit Westrock PLC	7,197,741
138,130	Sonoco Products Co.	6,900,975
		57,190,430
	Diversified Consumer Services — 1.2%
1,137,213	ADT, Inc.	8,563,214
	Electrical Equipment — 4.1%
21,330	Acuity, Inc.	6,180,794
6,950	AMETEK, Inc.	1,636,725
11,370	Emerson Electric Co.	1,596,803
8,549	GE Vernova, Inc.	9,262,499
3,036	Hubbell, Inc.	1,542,804
15,913	Regal Rexnord Corp.	3,421,772

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
8,304	Rockwell Automation, Inc.	$3,395,589
42,304	Sensata Technologies Holding PLC	1,761,539
		28,798,525
	Electronic Equipment, Instruments & Components — 3.2%
184,072	Crane NXT Co.	8,224,337
4,925	Teledyne Technologies, Inc. (a)	3,180,811
210,642	Vontier Corp.	7,557,835
14,251	Zebra Technologies Corp., Class A (a)	3,224,431
		22,187,414
	Financial Services — 8.2%
49,516	Block, Inc. (a)	3,491,373
10,242	Corpay, Inc. (a)	3,138,866
112,444	Euronet Worldwide, Inc. (a)	8,138,697
95,284	Fidelity National Information Services, Inc.	4,433,564
133,744	Fiserv, Inc. (a)	8,379,062
88,814	Global Payments, Inc.	6,391,055
28,282	Jack Henry & Associates, Inc.	4,348,357
164,998	PayPal Holdings, Inc.	8,273,000
855,840	Western Union (The) Co. (b)	7,779,586
19,471	WEX, Inc. (a)	2,927,075
		57,300,635
	Ground Transportation — 6.9%
36,296	CSX Corp.	1,648,927
14,063	J.B. Hunt Transport Services, Inc.	3,537,266
77,855	Knight-Swift Transportation Holdings, Inc.	5,052,790
10,384	Norfolk Southern Corp.	3,279,579
22,875	Old Dominion Freight Line, Inc.	4,859,336
29,198	Ryder System, Inc.	7,409,576
8,484	Saia, Inc. (a)	3,807,789
226,752	Schneider National, Inc., Class B	7,049,720
12,283	Union Pacific Corp.	3,310,023
38,360	XPO, Inc. (a)	8,444,187
		48,399,193
	Household Durables — 2.0%
75,884	Mohawk Industries, Inc. (a)	8,010,315
12,724	TopBuild Corp. (a)	5,632,915
		13,643,230
	Industrial Conglomerates — 0.2%
10,258	3M Co.	1,503,002
Shares	Description	Value

	IT Services — 0.8%
30,143	Accenture PLC, Class A	$5,386,856
	Machinery — 15.1%
64,481	AGCO Corp.	7,803,491
38,184	Allison Transmission Holdings, Inc.	5,130,020
10,534	Caterpillar, Inc.	9,376,419
406,341	CNH Industrial N.V.	4,351,912
8,712	Crane Co.	1,548,384
2,771	Cummins, Inc.	1,859,369
35,110	Donaldson Co., Inc.	3,095,649
14,295	Dover Corp.	3,236,531
46,242	Esab Corp.	4,544,201
20,269	Flowserve Corp.	1,492,609
26,951	Fortive Corp.	1,611,400
264,360	Gates Industrial Corp. PLC (a)	6,770,260
52,803	Graco, Inc.	4,238,497
15,720	IDEX Corp.	3,424,602
5,724	Illinois Tool Works, Inc.	1,476,849
7,821	ITT, Inc.	1,676,353
5,981	Lincoln Electric Holdings, Inc.	1,584,965
33,812	Middleby (The) Corp. (a)	4,745,852
5,601	Nordson Corp.	1,615,608
50,754	Oshkosh Corp.	7,932,850
25,800	PACCAR, Inc.	3,065,040
1,666	Parker-Hannifin Corp.	1,515,094
51,311	Pentair PLC	4,141,311
16,457	Snap-on, Inc.	6,309,614
84,115	Stanley Black & Decker, Inc.	6,574,428
15,946	Toro (The) Co.	1,517,581
37,405	Xylem, Inc.	4,419,775
		105,058,664
	Marine Transportation — 1.0%
44,982	Kirby Corp. (a)	6,771,590
	Paper & Forest Products — 0.4%
40,959	Louisiana-Pacific Corp.	2,956,830
	Professional Services — 4.9%
171,386	Amentum Holdings, Inc. (a)	4,495,455
8,274	Equifax, Inc.	1,439,179
25,286	FTI Consulting, Inc. (a)	4,533,780
200,577	Genpact Ltd.	6,970,051
101,148	ManpowerGroup, Inc.	3,061,750
32,348	Paychex, Inc.	2,996,395
175,974	Robert Half, Inc.	4,682,668
64,601	TransUnion	4,586,671
7,853	Verisk Analytics, Inc.	1,448,800
		34,214,749
	Software — 0.2%
22,840	Trimble, Inc. (a)	1,537,589

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 5.2%
11,230	Applied Industrial Technologies, Inc.	$3,433,572
60,321	Core & Main, Inc., Class A (a)	3,038,369
25,625	Ferguson Enterprises, Inc.	6,860,069
48,441	MSC Industrial Direct Co., Inc., Class A	4,954,061
8,194	United Rentals, Inc.	7,864,929
4,110	W.W. Grainger, Inc.	4,773,148
4,095	Watsco, Inc.	1,792,955
10,891	WESCO International, Inc.	3,802,266
		36,519,369
	Total Common Stocks	697,939,272
	(Cost $649,826,931)
MONEY MARKET FUNDS — 0.1%
409,865	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	409,865
	(Cost $409,865)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$3,735,627	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $3,736,005. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $3,810,341. (d)	3,735,627
	(Cost $3,735,627)

	Total Investments — 100.6%	702,084,764
	(Cost $653,972,423)
	Net Other Assets and Liabilities — (0.6)%	(4,121,474)
	Net Assets — 100.0%	$697,963,290

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,678,387 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,735,627.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$697,939,272	$697,939,272	$—	$—
Money Market Funds	409,865	409,865	—	—
Repurchase Agreements	3,735,627	—	3,735,627	—
Total Investments	$702,084,764	$698,349,137	$3,735,627	$—

*	See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 5.3%
30,926	Carpenter Technology Corp.	$13,242,513
75,307	Hexcel Corp.	7,069,068
		20,311,581
	Chemicals — 41.4%
10,489	Air Products and Chemicals, Inc.	3,147,224
16,975	Albemarle Corp.	3,338,983
54,799	Ashland, Inc.	2,918,595
46,335	Celanese Corp.	3,139,660
134,116	CF Industries Holdings, Inc.	16,657,207
228,166	Eastman Chemical Co.	16,676,653
39,276	Ecolab, Inc.	10,235,326
178,524	Element Solutions, Inc.	7,603,337
176,966	FMC Corp.	2,721,737
457,909	Huntsman Corp.	6,580,152
84,008	International Flavors & Fragrances, Inc.	5,897,362
21,077	Linde PLC	10,562,528
37,827	LyondellBasell Industries N.V., Class A	2,821,894
682,886	Mosaic (The) Co.	15,890,757
27,168	NewMarket Corp.	18,355,244
410,009	Olin Corp.	11,677,056
100,226	Scotts Miracle-Gro (The) Co.	6,284,170
137,188	Solstice Advanced Materials, Inc.	11,242,557
26,087	Westlake Corp.	3,007,309
		158,757,751
	Containers & Packaging — 4.0%
60,505	Avery Dennison Corp.	9,918,585
170,720	International Paper Co.	5,193,302
		15,111,887
	Machinery — 12.4%
110,014	Mueller Industries, Inc.	14,899,196
32,062	RBC Bearings, Inc. (a)	19,208,024
121,206	Timken (The) Co.	13,440,533
		47,547,753
	Metals & Mining — 34.3%
183,770	Alcoa Corp.	11,722,688
178,858	Anglogold Ashanti PLC	16,764,360
721,274	Cleveland-Cliffs, Inc. (a)	7,356,995
103,687	Freeport-McMoRan, Inc.	5,991,035
63,145	MP Materials Corp. (a) (b)	4,170,096
112,605	Newmont Corp.	12,509,290
72,085	Nucor Corp.	16,240,030
40,108	Reliance, Inc.	14,539,150
41,056	Royal Gold, Inc.	9,581,649
Shares	Description	Value

	Metals & Mining (Continued)
60,725	Southern Copper Corp.	$10,425,875
96,743	Steel Dynamics, Inc.	22,121,254
		131,422,422
	Trading Companies & Distributors — 2.6%
225,177	Fastenal Co.	10,117,203
	Total Common Stocks	383,268,597
	(Cost $332,399,108)
MONEY MARKET FUNDS — 0.1%
294,546	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	294,546
	(Cost $294,546)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$3,534,824	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $3,535,181. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $3,605,522. (d)	3,534,824
	(Cost $3,534,824)

	Total Investments — 101.0%	387,097,967
	(Cost $336,228,478)
	Net Other Assets and Liabilities — (1.0)%	(3,678,179)
	Net Assets — 100.0%	$383,419,788

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,713,958 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,534,824. On
April 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from April 29 to April 30, the value of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$383,268,597	$383,268,597	$—	$—
Money Market Funds	294,546	294,546	—	—
Repurchase Agreements	3,534,824	—	3,534,824	—
Total Investments	$387,097,967	$383,563,143	$3,534,824	$—

*	See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 0.6%
27,913	F5, Inc. (a)	$9,041,021
	Consumer Finance — 0.6%
237,879	Figure Technology Solutions, Inc., Class A (a)	8,349,553
	Consumer Staples Distribution & Retail — 1.0%
339,554	Maplebear, Inc. (a)	14,380,112
	Electrical Equipment — 1.9%
84,979	Vertiv Holdings Co., Class A	27,914,752
	Electronic Equipment, Instruments & Components — 10.3%
128,406	Amphenol Corp., Class A	18,910,352
113,131	Arrow Electronics, Inc. (a)	21,249,396
206,422	Avnet, Inc.	17,031,879
105,105	CDW Corp.	14,389,926
123,373	Flex Ltd. (a)	11,294,798
696,016	Ingram Micro Holding Corp.	21,416,412
80,164	Jabil, Inc.	27,054,548
96,165	TD SYNNEX Corp.	21,942,930
		153,290,241
	Financial Services — 0.3%
152,321	Toast, Inc., Class A (a)	4,344,195
	Interactive Media & Services — 5.4%
44,234	Alphabet, Inc., Class A	17,021,243
100,875	IAC, Inc. (a)	4,494,990
414,188	Match Group, Inc.	15,498,915
22,232	Meta Platforms, Inc., Class A	13,603,983
440,350	Pinterest, Inc., Class A (a)	8,657,281
29,989	Reddit, Inc., Class A (a)	4,415,280
2,701,006	ZoomInfo Technologies, Inc. (a)	16,881,288
		80,572,980
	IT Services — 11.5%
70,318	Akamai Technologies, Inc. (a)	7,241,347
326,298	Amdocs Ltd.	21,101,692
61,644	Cloudflare, Inc., Class A (a)	12,635,171
347,093	Cognizant Technology Solutions Corp., Class A	18,361,220
1,694,047	DXC Technology Co. (a)	19,176,612
119,824	EPAM Systems, Inc. (a)	13,633,575
461,812	Globant S.A. (a)	19,040,509
33,318	International Business Machines Corp.	7,695,791
1,236,595	Kyndryl Holdings, Inc. (a)	17,089,743
16,497	MongoDB, Inc. (a)	4,137,942
51,303	Okta, Inc. (a)	3,778,466
Shares	Description	Value

	IT Services (Continued)
128,948	Twilio, Inc., Class A (a)	$19,092,041
32,517	VeriSign, Inc.	8,736,017
		171,720,126
	Media — 1.5%
1,707,803	DoubleVerify Holdings, Inc. (a)	18,819,989
355,146	NIQ Global Intelligence PLC (a)	3,881,746
		22,701,735
	Professional Services — 9.2%
23,387	CACI International, Inc., Class A (a)	12,150,482
8,416,667	Clarivate PLC (a) (b)	24,155,834
577,704	KBR, Inc.	21,658,123
104,321	Leidos Holdings, Inc.	15,566,780
234,811	Parsons Corp. (a)	11,836,823
133,488	Paycom Software, Inc.	16,920,939
224,338	Science Applications International Corp.	21,709,188
188,245	SS&C Technologies Holdings, Inc.	13,045,378
		137,043,547
	Semiconductors & Semiconductor Equipment — 34.3%
79,753	Advanced Micro Devices, Inc. (a)	28,271,641
360,296	Amkor Technology, Inc.	25,130,646
12,693	Analog Devices, Inc.	5,105,886
47,469	Applied Materials, Inc.	18,726,046
36,843	Astera Labs, Inc. (a)	7,174,806
26,093	Broadcom, Inc.	10,892,001
112,184	Cirrus Logic, Inc. (a)	18,294,967
108,493	Entegris, Inc.	15,338,740
364,751	GLOBALFOUNDRIES, Inc. (a)	23,562,915
91,502	Intel Corp. (a)	8,645,109
14,463	KLA Corp.	25,315,312
99,663	Lam Research Corp.	25,699,101
174,905	Lattice Semiconductor Corp. (a)	21,387,383
95,889	MACOM Technology Solutions Holdings, Inc. (a)	27,003,301
214,984	Marvell Technology, Inc.	35,504,608
63,030	Micron Technology, Inc.	32,596,595
19,476	Monolithic Power Systems, Inc.	31,442,249
72,934	NVIDIA Corp.	14,555,438
79,115	Onto Innovation, Inc. (a)	23,343,672
69,995	Qnity Electronics, Inc.	9,845,497
209,614	Qorvo, Inc. (a)	19,749,831
62,711	QUALCOMM, Inc.	11,261,641
397,650	Skyworks Solutions, Inc.	27,903,100
13,621	Teradyne, Inc.	4,678,405

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
65,519	Texas Instruments, Inc.	$18,416,081
232,317	Universal Display Corp.	20,232,488
		510,077,459
	Software — 15.9%
10,146	AppLovin Corp., Class A (a)	4,528,667
114,977	Bentley Systems, Inc., Class B	3,750,550
14,532	Cadence Design Systems, Inc. (a)	4,789,602
673,001	CCC Intelligent Solutions Holdings, Inc. (a)	3,526,525
10,343	Crowdstrike Holdings, Inc., Class A (a)	4,610,392
68,412	Datadog, Inc., Class A (a)	9,043,382
170,344	Docusign, Inc. (a)	7,834,121
270,132	Dolby Laboratories, Inc., Class A	17,326,266
559,847	Dropbox, Inc., Class A (a)	13,598,684
109,194	Dynatrace, Inc. (a)	3,953,915
98,826	Fortinet, Inc. (a)	8,332,020
428,890	Gen Digital, Inc.	8,273,288
55,209	Palantir Technologies, Inc., Class A (a)	7,680,124
25,188	Palo Alto Networks, Inc. (a)	4,516,712
298,865	Pegasystems, Inc.	10,923,516
89,267	PTC, Inc. (a)	12,167,092
572,578	RingCentral, Inc., Class A	23,029,087
35,945	Roper Technologies, Inc.	12,753,645
68,140	Salesforce, Inc.	12,028,754
127,422	Samsara, Inc., Class A (a)	3,662,108
313,510	SentinelOne, Inc., Class A (a)	4,439,302
10,184	Synopsys, Inc. (a)	4,914,798
496,282	Teradata Corp. (a)	13,077,031
11,794	Tyler Technologies, Inc. (a)	4,023,405
727,569	UiPath, Inc., Class A (a)	7,493,961
264,885	Zoom Communications, Inc. (a)	25,733,578
		236,010,525
	Technology Hardware, Storage & Peripherals — 7.5%
31,821	Apple, Inc.	8,634,628
129,740	Dell Technologies, Inc., Class C	27,109,173
136,789	Everpure, Inc., Class A (a)	9,773,574
534,217	Hewlett Packard Enterprise Co.	15,369,423
420,407	HP, Inc.	8,769,690
78,875	NetApp, Inc.	8,736,984
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
712,523	Super Micro Computer, Inc. (a)	$19,523,130
29,858	Western Digital Corp.	12,973,898
		110,890,500
	Total Common Stocks	1,486,336,746
	(Cost $1,177,371,384)
MONEY MARKET FUNDS — 0.1%
996,926	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (c)	996,926
	(Cost $996,926)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$108,940	Daiwa Capital Markets America, Inc., 3.64% (c), dated 04/30/26, due 05/01/26, with a maturity value of $108,951. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 4.75%, due 10/31/26 to 02/15/56. The value of the collateral including accrued interest is $111,119. (d)	108,940
	(Cost $108,940)

	Total Investments — 100.1%	1,487,442,612
	(Cost $1,178,477,250)
	Net Other Assets and Liabilities — (0.1)%	(963,945)
	Net Assets — 100.0%	$1,486,478,667

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $94,021 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $108,940.

(c)	Rate shown reflects yield as of April 30, 2026.
(d)	This security serves as collateral for securities on loan.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,486,336,746	$1,486,336,746	$—	$—
Money Market Funds	996,926	996,926	—	—
Repurchase Agreements	108,940	—	108,940	—
Total Investments	$1,487,442,612	$1,487,333,672	$108,940	$—

*	See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 4.2%
25,996	Clean Harbors, Inc. (a)	$8,128,430
34,033	Republic Services, Inc.	7,120,384
97,313	Waste Management, Inc.	22,630,138
		37,878,952
	Electric Utilities — 49.0%
207,745	Alliant Energy Corp.	15,254,715
170,596	American Electric Power Co., Inc.	23,390,418
227,704	Duke Energy Corp.	29,499,053
509,285	Edison International	35,390,215
66,339	Entergy Corp.	7,822,031
363,959	Evergy, Inc.	30,150,364
537,954	Eversource Energy	38,033,348
760,291	Exelon Corp.	34,965,783
294,271	FirstEnergy Corp.	13,983,758
104,272	IDACORP, Inc.	15,405,145
80,253	NextEra Energy, Inc.	7,855,164
204,021	NRG Energy, Inc.	31,741,587
621,676	OGE Energy Corp.	30,337,789
2,121,198	PG&E Corp.	35,254,311
369,920	Pinnacle West Capital Corp.	38,368,102
585,384	PPL Corp.	21,916,777
77,227	Southern (The) Co.	7,467,851
281,491	Xcel Energy, Inc.	23,349,678
		440,186,089
	Gas Utilities — 13.2%
80,705	Atmos Energy Corp.	15,332,336
1,438,975	MDU Resources Group, Inc.	32,420,106
396,652	National Fuel Gas Co.	33,469,496
1,023,323	UGI Corp.	36,931,727
		118,153,665
	Independent Power and Renewable Electricity Producers — 6.9%
2,116,079	AES (The) Corp.	30,577,341
569,144	Clearway Energy, Inc., Class C	22,970,652
49,584	Vistra Corp.	7,826,339
		61,374,332
	Multi-Utilities — 21.9%
203,436	Ameren Corp.	23,120,501
345,407	CenterPoint Energy, Inc.	15,077,016
192,160	CMS Energy Corp.	14,746,358
329,293	Consolidated Edison, Inc.	36,712,877
482,296	Dominion Energy, Inc.	31,108,092
152,932	DTE Energy Co.	23,198,255
319,498	NiSource, Inc.	15,425,364
276,240	Public Service Enterprise Group, Inc.	22,557,758
Shares	Description	Value

	Multi-Utilities (Continued)
76,710	Sempra	$7,296,655
64,385	WEC Energy Group, Inc.	7,593,567
		196,836,443
	Water Utilities — 4.7%
109,544	American Water Works Co., Inc.	14,067,641
740,391	Essential Utilities, Inc.	28,282,936
		42,350,577
	Total Common Stocks	896,780,058
	(Cost $818,315,390)
MONEY MARKET FUNDS — 0.1%
1,329,841	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (b)	1,329,841
	(Cost $1,329,841)

	Total Investments — 100.0%	898,109,899
	(Cost $819,645,231)
	Net Other Assets and Liabilities — (0.0)%	(428,700)
	Net Assets — 100.0%	$897,681,199

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$896,780,058	$896,780,058	$—	$—
Money Market Funds	1,329,841	1,329,841	—	—
Total Investments	$898,109,899	$898,109,899	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
April 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.